Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001026977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2016
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
City National Rochdale Municipal High Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement, Text Block	cnrfunds_ProspectusSupplementTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND

Servicing Class (CNRMX)

Class N (CNRNX)

Supplement dated March 31, 2016, to the Prospectus dated January 31, 2016

Effective April 1, 2016, Waddell & Reed Investment Management Company (“Waddell & Reed”) will no longer serve as sub-adviser to the City National Rochdale Municipal High Income Fund (the “Fund”). Accordingly, all references to a sub-adviser of the Fund, Waddell & Reed and Michael J. Walls in the Prospectus are deleted in their entirety.

Effective April 29, 2016, the Servicing Class shares of the Fund are reclassified as Class Y shares. Accordingly, all references to Servicing Class shares of the Fund in the Prospectus are replaced with references to Class Y shares.

The following sentence is added to the end of the section titled “Principal Risks of Investing in the Fund” beginning on page 26:

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Effective April 1, 2016, the section titled “Portfolio Manager” on page 28 is replaced in its entirety with the following:

PORTFOLIO MANAGER

William Black, Managing Director and Senior Portfolio Manager of City National Rochdale, LLC (the “Adviser”), will be primarily responsible for the day-to-day management of the Fund and will serve as portfolio manager for the Fund.

Effective April 1, 2016, the section titled “Muni High Income Fund” on page 83 is replaced in its entirety with the following:

MUNI HIGH INCOME FUND

William Black is the portfolio manager for the Muni High Income Fund.

William Black is a Managing Director and Senior Portfolio Manager of the Adviser. Mr. Black has over 30 years of experience in the financial services industry. Prior to joining the Adviser in March 2016, he served as co-lead portfolio manager for the Invesco High Yield Municipal Bond Fund from 2008 until December 2015. Prior to that, from 1998 to 2008, he was a municipal bond analyst specializing in high yield securities at Van Kampen Investments and Invesco (after it acquired Van Kampen). Mr. Black earned his B.S. from Washington University in St. Louis and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University. He holds the Chartered Financial Analyst designation.

Effective April 29, 2016, the first sentence in the first paragraph under the section titled “Purchase and Sale of Fund Shares” on page 28 is replaced in its entirety with the following:

Class Y shares of the Fund may be purchased, redeemed or exchanged through fiduciary, advisory, agency, custodial and other similar accounts on platforms offered by financial intermediaries (each an “Authorized Institution”).

Effective April 29, 2016, the third paragraph under the section titled “Distribution of Fund Shares” on page 86 is replaced in its entirety with the following:

Institutional Class, Servicing Class and Class Y shares of the Funds are not subject to distribution fees under these plans.

Effective April 29, 2016, the first paragraph under the section titled “Shareholder Servicing Fees” on page 86 is replaced in its entirety with the following:

The Funds are subject to shareholder service agreements that allow each Fund to pay fees of 0.25% of its average daily net assets for non-distribution services provided to shareholders of each Class of each Fund (except for Class Y shares of the Muni High Income Fund and Institutional Class shares of all other Funds, as applicable). Class Y shares of the Muni High Income Fund are subject to a shareholder service plan that allows such shares to pay fees of up to 0.25% of the average daily net assets attributable to such shares for non-distribution services provided to holders of such shares. Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment.

Effective April 29, 2016, the second and third paragraphs under the section titled “General Information” on page 87 are replaced in their entirety with the following:

The Muni High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund are offered directly as well as through Authorized Institutions.

Institutional Class shares are intended for institutional investors. Institutional Class shares of Funds other than the Intermediate Fixed Income Fund are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirements. Servicing Class shares are available only to other fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank. Class Y shares are offered through fiduciary, advisory, agency, custodial and other similar accounts on platforms offered by approved financial intermediaries. Class N shares are intended for individual investors, partnerships, corporations, and other accounts. Class S shares are retail shares of the Money Market Funds and are intended for investors who have funds on deposit with City National Bank.

Effective April 29, 2016, the third paragraph under the section titled “How to Buy Shares” on page 89 is replaced in its entirety with the following:

Muni High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund – There are two additional ways to purchase shares of these Funds:

Effective April 29, 2016, the seventh paragraph under the section titled “How to Sell Shares” on page 91 is replaced in its entirety with the following:

Muni High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund – If you purchased shares of any of these Funds directly, you may redeem some or all of your shares in the following ways. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account or will be sent via the ACH network to the bank instructions on your account.

Effective April 29, 2016, the twelfth and thirteenth paragraphs under the section titled “How to Sell Shares” beginning on page 91 are replaced in their entirety with the following:

General – Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at (800) 445-1341 before attempting to redeem from these types of accounts.

Effective April 29, 2016, the third paragraph under the section titled “How to Exchange Shares” on page 92 is replaced in its entirety with the following:

Muni High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund – You may exchange shares of a Fund for the same class of shares of any other Fund in which you are eligible to invest on any business day. If you wish to exchange between these Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between these Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.